Deferred Revenue (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Mar. 14, 2023
Successor [Member]
Deferred revenue	$ 2,683	$ 2,878	$ 2,534